FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 22 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2021
Assets
Cash and due from banks	$51,069	$51,069	$51,069	$-	$-
Interest bearing deposits	58,404	58,404	58,404	-	-
Securities available for sale	1,412,830	1,412,830	-	1,412,830	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,948,074	2,931,079	35,233	55,470	2,840,376
Accrued interest receivable	12,865	12,865	1	6,028	6,836
Derivative financial instruments	12,283	12,283	-	12,283	-
Liabilities
Deposits with no stated maturity (1)	$3,781,298	$3,781,298	$3,781,298	$-	$-
Deposits with stated maturity (1)	335,792	336,006	-	336,006	-
Other borrowings	30,009	30,155	-	30,155	-
Subordinated debt	39,357	44,999	-	44,999	-
Subordinated debentures	39,592	33,866	-	33,866	-
Accrued interest payable	497	497	67	430	-
Derivative financial instruments	5,961	5,961	-	5,961	-
2020
Assets
Cash and due from banks	$56,006	$56,006	$56,006	$-	$-
Interest bearing deposits	62,699	62,699	62,699	-	-
Securities available for sale	1,072,159	1,072,159	-	1,072,159	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,790,683	2,794,058	-	92,434	2,701,624
Accrued interest receivable	12,315	12,315	3	3,414	8,898
Derivative financial instruments	16,782	16,782	-	16,782	-

Liabilities
Deposits with no stated maturity (1)	$3,198,338	$3,198,338	$3,198,338	$-	$-
Deposits with stated maturity (1)	439,017	441,457	-	441,457	-
Other borrowings	30,012	30,844	-	30,844	-
Subordinated debt	39,281	41,417	-	41,417	-
Subordinated debentures	39,524	30,265	-	30,265	-
Accrued interest payable	601	601	59	542	-
Derivative financial instruments	11,754	11,754	-	11,754	-

NA – Not applicable
(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $562.210 million and $518.400 million at December 31, 2021 and 2020, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $24.416 million and $37.785 million at December 31, 2021 and 2020, respectively.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.